Material accounting policies (Narrative) (Details)	12 Months Ended
Dec. 31, 2025
Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	straight-line over 1 to 20 years
Other plant assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	straight-line over 1 to 20 years/unit-of-production
ROU Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	straight-line over 1 to 20 years